Securities Act Registration No. 333-135714

Investment Company Act Registration No. 811-21927

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐

Pre-Effective Amendment No.__

☐

Post-Effective Amendment No.  41

☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY                   ☐

ACT OF 1940

Amendment No.  42

☒

(Check appropriate box or boxes.)

MSS Series Trust

(Exact Name of Registrant as Specified in Charter)

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code:  440-922-0066

Gregory B. Getts

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)

☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Fund certifies that it meets the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, State of Ohio, on the 4th day of December, 2019.

MSS Series Trust

By: /s/ Michael V. Wible________

Michael V. Wible, Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities indicated on the 4th day of December, 2019.

Greg Getts*_______________________________________

Greg Getts President (Principal Executive Officer) and Trustee

Date:  December 4, 2019

Brandon Pokersnik*________________________________

Brandon Pokersnik (Principal Financial Officer/Principal Accounting Officer)

Date:   December 4, 2019

Paul Rode*___________________________________

Paul Rode, Independent Trustee

Date:   December 4, 2019

Michael Young*_______________________________

Michael Young, Independent Trustee

Date:   December 4, 2019

/s/ Michael V. Wible_

Michael V. Wible*

Attorney-in-Fact

*Signed pursuant to a Power of Attorney dated December 2, 2016.

EXHIBIT INDEX

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase